Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2020	2019

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$577,656	$573,257
Furniture, equipment and vehicles	1	-	20	years	311,313	313,880
Land					117,848	118,099
Less: accumulated depreciation					(526,939)	(498,641)
Bank premises and equipment, net					$479,878	$506,595